EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 21, 2015 (Accession No. 0001193125-15-408687), to the Prospectus and Statement of Additional Information dated September 30, 2015, for Deutsche X-trackers MSCI Brazil Hedged Equity ETF and Deutsche X-trackers MSCI Germany Hedged Equity ETF, each a series of DBX ETF Trust.